                           GARTMORE GLOBAL INVESTMENTS
                                 1200 River Road
                        Conshohocken, Pennsylvania 19428

                                   June 20, 2003

Via EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Subject:          Gartmore Mutual Funds
                  SEC File No. 333-103906
                  -----------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the  Securities  Act of 1933,  as amended,  and on behalf of Gartmore  Mutual Funds (the "Trust"),  we hereby certify that the form of the Statement of  Additional  Information  (relating to the  Prospectus/Proxy
Statement  dated April 29, 2003) which would have been filed under paragraph (b)
under Rule 497 does not differ  from the form of such  Statement  of  Additional
Information contained in Post-Effective Amendment No. 2 (the "Amendment") to the
Trust's Registration Statement on Form N-14 (File No. 333-103906). The Amendment
was filed, and became effective, on June 6, 2003.

Should you have any  questions  regarding  this filing,  please call me at (484)
530-1398.

Very truly yours,

/s/ Angela Jett
---------------
Angela Jett
Assistant Secretary